Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative expenses	$ 517,616	$ 364,345	$ 1,079,899	$ 2,225,030
Loss from operations	(517,616)	(364,345)	(1,079,899)	(2,225,030)
Other income:
Change in fair value of over-allotment liability		26,558	285,738	26,558
Interest earned on bank account	2,965			27,824
Interest earned on cash held in Trust Account	1,548,784	1,785,684	722,270	7,188,186
Total other income	1,551,749	1,812,242	1,008,008	7,242,568
NET INCOME	$ 1,034,133	$ 1,447,897	$ (71,891)	$ 5,017,538
Class A Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)	18,488,125	18,488,125	3,223,571	18,488,125
Basic net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.06	$ (0.01)	$ 0.21
Diluted net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.06	$ (0.01)	$ 0.21
Class B Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)	5,833,333	5,833,333	5,145,299 [1]	5,833,333 [1]
Basic net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.06	$ (0.01)	$ 0.21
Diluted net income per ordinary share (in Dollars per share)	$ 0.04	$ 0.06	$ (0.01)	$ 0.21

[1]	Excludes an aggregate of up to 875,000 Class B ordinary shares that were subject to forfeiture if the underwriter did not exercise its over-allotment option. On January 10, 2025, the over-allotment option expired unexercised. As a result, the 875,000 shares were forfeited.